UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22427

Investment Company Act File Number

MSAR Completion Portfolio

(Formerly, Multi-Sector Option Strategy Portfolio)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

MSAR Completion Portfolio

July 31, 2016

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Mortgage-Backed Securities — 15.5%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2013-1, Class A, 2.40%, 11/15/25(1)	$7	$6,819
Series 2015-1, Class A2, 3.13%, 4/15/34(1)	400	402,651
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4, 5.889%, 7/10/44(2)	61	61,340
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A4, 5.201%, 12/11/38	1,575	1,579,652
CD Commercial Mortgage Trust
Series 2006-CD3, Class A5, 5.617%, 10/15/48	471	470,748
Series 2007-CD4, Class A4, 5.322%, 12/11/49	1,112	1,119,473
COMM Mortgage Trust
Series 2006-C8, Class A4, 5.306%, 12/10/46	722	725,537
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1, 3.742%, 11/10/46(1)	11	10,583
Extended Stay America Trust
Series 2013-ESH7, Class C7, 3.902%, 12/5/31(1)	1,083	1,091,605
GCCFC Commercial Mortgage Trust
Series 2007-GG9, Class A4, 5.444%, 3/10/39	1,171	1,181,752
Hilton USA Trust
Series 2013-HLT, Class CFX, 3.714%, 11/5/30(1)	1,630	1,643,928
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB17, Class A4, 5.429%, 12/12/43	648	651,451
Series 2006-LDP9, Class AM, 5.372%, 5/15/47	971	976,622
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A3, 5.172%, 12/12/49	555	557,073
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A4, 5.332%, 12/15/43	450	451,149
Series 2007-IQ15, Class A4, 5.906%, 6/11/49(2)	1,979	2,049,237
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4, 5.572%, 10/15/48	179	179,306
Series 2006-C29, Class A4, 5.308%, 11/15/48	815	817,433

Total Commercial Mortgage-Backed Securities (identified cost $13,992,148)		$13,976,359

Asset-Backed Securities — 5.4%

Security	Principal Amount (000’s omitted)	Value
Automotive — 1.2%
First Investors Auto Owner Trust
Series 2016-1A, Class A1, 1.92%, 5/15/20(1)	$538	$539,729
Santander Drive Auto Receivables Trust
Series 2016-1, Class A2A, 1.41%, 7/15/19	506	506,845

		$1,046,574

Computers — 1.7%
Dell Equipment Finance Trust
Series 2014-1, Class C, 1.80%, 6/22/20(1)	$900	$900,335
Series 2015-1, Class C, 2.42%, 3/23/20(1)	600	600,226

		$1,500,561

Security	Principal Amount (000’s omitted)	Value
Other — 0.8%
Nextgear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(1)	$750	$750,334

		$750,334

Single Family Home Rental — 1.7%
American Homes 4 Rent
Series 2014-SFR1, Class C, 2.232%, 6/17/31(1)(2)	$457	$448,699
American Residential Properties Trust
Series 2014-SFR1, Class C, 2.832%, 9/17/31(1)(2)	492	491,160
Colony American Homes
Series 2014-1A, Class C, 2.332%, 5/17/31(1)(2)	250	247,361
Series 2014-1A, Class D, 2.632%, 5/17/31(1)(2)	352	347,929

		$1,535,149

Total Asset-Backed Securities (identified cost $4,818,706)		$4,832,618

Corporate Bonds & Notes — 1.4%

Security	Principal Amount (000’s omitted)	Value
Utilities — 1.4%
Duke Energy Florida Project Finance, LLC, 1.196%, 3/1/20	$1,300	$1,299,893

Total Corporate Bonds & Notes (identified cost $1,299,987)		$1,299,893

Exchange-Traded Funds — 3.0%

Security	Shares	Value
Commodity Funds
iShares Gold Trust(3)	54,500	$709,590
SPDR Gold Shares(3)	15,098	1,947,340

Total Exchange-Traded Funds (identified cost $2,449,724)		$2,656,930

U.S. Treasury Obligations — 4.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/26(4)	$1,252	$1,272,063
U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/25(4)	2,887	2,985,744

Total U.S. Treasury Obligations (identified cost $4,107,702)		$4,257,807

Call Options Purchased — 0.1%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	2	$2,230	8/3/16	$35
S&P 500 Index	2	2,270	8/5/16	30
S&P 500 Index	2	2,300	8/10/16	30
S&P 500 Index	2	2,305	8/12/16	40
S&P 500 Index	2	2,310	8/17/16	50
S&P 500 Index	2	2,300	8/19/16	50
S&P 500 Index	2	2,310	8/24/16	75
S&P 500 Index	2	2,310	8/26/16	90
S&P 500 Index FLEX	2	2,230	8/1/16	1
S&P 500 Index FLEX	2	2,285	8/8/16	2
S&P 500 Index FLEX	2	2,305	8/15/16	10
S&P 500 Index FLEX	2	2,305	8/22/16	38
SPDR Gold Shares	196	131	11/18/16	77,821

Total Call Options Purchased (identified cost $56,425)				$78,272

Put Options Purchased — 0.0%(5)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	2	$1,880	8/3/16	$20
S&P 500 Index	2	1,925	8/5/16	15
S&P 500 Index	2	1,960	8/10/16	40
S&P 500 Index	2	1,965	8/12/16	60
S&P 500 Index	2	1,985	8/17/16	145
S&P 500 Index	2	1,970	8/19/16	160
S&P 500 Index	2	1,965	8/24/16	235
S&P 500 Index	2	1,980	8/26/16	350
S&P 500 Index	42	2,000	9/16/16	26,040
S&P 500 Index FLEX	2	1,880	8/1/16	0
S&P 500 Index FLEX	2	1,945	8/8/16	2
S&P 500 Index FLEX	2	1,975	8/15/16	64
S&P 500 Index FLEX	2	1,965	8/22/16	176

Total Put Options Purchased (identified cost $168,396)				$27,307

Short-Term Investments — 65.3%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(6)			$58,715	$58,714,774

Total Short-Term Investments (identified cost $58,714,774)				$58,714,774

Total Investments — 95.4% (identified cost $85,607,862)				$85,843,960

Call Options Written — (0.0)%(5)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	2	$2,130	8/3/16	$(8,830)
S&P 500 Index	2	2,165	8/5/16	(3,080)
S&P 500 Index	2	2,195	8/10/16	(770)
S&P 500 Index	2	2,200	8/12/16	(730)
S&P 500 Index	2	2,205	8/17/16	(800)
S&P 500 Index	2	2,195	8/19/16	(1,510)
S&P 500 Index	2	2,205	8/24/16	(1,190)
S&P 500 Index	2	2,205	8/26/16	(1,360)
S&P 500 Index FLEX	2	2,130	8/1/16	(8,857)
S&P 500 Index FLEX	2	2,180	8/8/16	(2,116)
S&P 500 Index FLEX	2	2,200	8/15/16	(1,452)
S&P 500 Index FLEX	2	2,200	8/22/16	(2,035)

Total Call Options Written (premiums received $17,712)				$(32,730)

Put Options Written — (0.0)%(5)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	2	$1,980	8/3/16	$(15)
S&P 500 Index	2	2,030	8/5/16	(35)
S&P 500 Index	2	2,065	8/10/16	(135)
S&P 500 Index	2	2,070	8/12/16	(245)
S&P 500 Index	2	2,090	8/17/16	(670)
S&P 500 Index	2	2,075	8/19/16	(630)
S&P 500 Index	2	2,070	8/24/16	(820)
S&P 500 Index	2	2,085	8/26/16	(1,250)
S&P 500 Index FLEX	2	1,980	8/1/16	0
S&P 500 Index FLEX	2	2,050	8/8/16	(58)
S&P 500 Index FLEX	2	2,080	8/15/16	(520)
S&P 500 Index FLEX	2	2,070	8/22/16	(859)
SPDR Gold Shares	266	120	11/18/16	(29,713)

Total Put Options Written (premiums received $72,948)				$(34,950)

Other Assets, Less Liabilities — 4.6%				$4,203,525

Net Assets — 100.0%				$89,979,805

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $7,481,359 or 8.3% of the Portfolio’s net assets.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2016.

(3)	Non-income producing.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(5)	Amount is less than 0.05% or (0.05)%, as applicable.

(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $160,191.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. Ultra-Long Treasury Bond	25	Long	Sep-16	$4,366,061	$4,763,281	$397,220

						$397,220

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$1,432	Receives	Bank of America Merrill Lynch Short Synthetic Variance Index(1)(2)	Pays	1.20%	2/17/17	$13,356
Bank of America, N.A.	4,079	Pays	MSCI EAFE Index(2)	Receives	3-month USD LIBOR-BBA plus 0.07%	8/19/16	(142,830)
Bank of America, N.A.	2,557	Pays	MSCI Emerging Markets Index(2)	Receives	3-month USD LIBOR-BBA minus 0.45%	8/19/16	(309,594)
Societe Generale	4,000	Receives	SGI Commodities Curve Momentum Alpha Index(2)	Pays	0.65%	10/5/16	(1,887)
Societe Generale	4,000	Receives	SGI Smart Market Neutral Commodity 2 Index(2)	Pays	0.65	10/5/16	(1,881)
Societe Generale	2,200	Receives	SGI US Delta Cap Mean Reversion Index(2)	Pays	0.50	10/5/16	(804)

							$(443,640)

(1)	Represents a custom index created by Bank of America, N.A. designed to capture the difference between implied and realized volatility of the S&P 500 Index by writing options on the SPDR S&P 500 ETF Trust and delta hedging the options daily.

(2)	Swap is subject to optional notional adjustments prior to the termination date whereby the Portfolio may decrease the notional amount upon notification to the counterparty or increase the notional amount upon mutual agreement with the counterparty.

Abbreviations:

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance MSAR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2016 were $7,849,682 or 8.7% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

Written options activity for the fiscal year to date ended July 31, 2016 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	641	$138,248
Options written	1,285	766,969
Options exercised	(153)	(158,582)
Options expired	(1,459)	(655,975)

Outstanding, end of period	314	$90,660

At July 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodity-linked derivative instruments, including options on an exchange-traded commodity fund and total return swaps based on a commodity index, to enhance total return and to gain exposure to the investment returns of commodities markets without investing directly in physical commodities.

Equity Price Risk: The Portfolio seeks to generate incremental return by writing a series of call and put option spread transactions on an index of common stocks. If the index appreciates or depreciates sufficiently over the period to offset the net premium received, the Portfolio will incur a net loss. The amount of potential loss in the event of a sharp market movement is subject to a cap, defined as the product of the difference in strike prices between written and purchased call and put options and the options position size, less net premium received. During the fiscal year to date ended July 31, 2016, the Portfolio also held options on an exchange-traded equity fund to enhance total return. The Portfolio also enters into total return swap contracts to enhance total return and to hedge against fluctuations in security prices of investments held by Eaton Vance Multi-Strategy Absolute Return Fund, for which the Portfolio serves as its completion portfolio.

Foreign Exchange Risk: During the fiscal year to date ended July 31, 2016, the Portfolio entered into total return swaps to enhance total return.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against fluctuations in interest rates and to manage its effective duration, the Portfolio enters into U.S. Treasury futures contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Purchased Options	$77,821	$—
Commodity	Total Return Swaps	—	(3,768)
Commodity	Written Options	—	(29,713)

Total		$77,821	$(33,481)

Equity Price	Purchased Options	$27,758	$—
Equity Price	Total Return Swaps	13,356	(453,228)
Equity Price	Written Options	—	(37,967)

Total		$41,114	$(491,195)

Interest Rate	Financial Futures Contracts*	$397,220	$—

Total		$397,220	$—

*	Amount represents cumulative unrealized appreciation on futures contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$91,115,000

Gross unrealized appreciation	$83,223
Gross unrealized depreciation	(267,090)

Net unrealized depreciation	$(183,867)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$—	$13,976,359	$—	$13,976,359
Asset-Backed Securities	—	4,832,618	—	4,832,618
Corporate Bonds & Notes	—	1,299,893	—	1,299,893
Exchange-Traded Funds	2,656,930	—	—	2,656,930
U.S. Treasury Obligations	—	4,257,807	—	4,257,807
Call Options Purchased	400	77,872	—	78,272
Put Options Purchased	27,065	242	—	27,307
Short-Term Investments	—	58,714,774	—	58,714,774
Total Investments	$2,684,395	$83,159,565	$—	$85,843,960
Futures Contracts	$397,220	$—	$—	$397,220
Swap Contracts	—	13,356	—	13,356
Total	$3,081,615	$83,172,921	$—	$86,254,536

Liability Description
Call Options Written	$(18,270)	$(14,460)	$—	$(32,730)
Put Options Written	(3,800)	(31,150)	—	(34,950)
Swap Contracts	—	(456,996)	—	(456,996)
Total	$(22,070)	$(502,606)	$—	$(524,676)

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSAR Completion Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 26, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 26, 2016